RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 04, 2015	Jul. 02, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Due to Related Parties, Current			$ 33,471		$ 33,471		$ 35,108	$ 60,350
Loans From Related Party			54,005		54,005		79,416	161,975
Debt Conversion, Converted Instrument, Shares Issued		2,183,333
Debt Conversion, Converted Instrument, Amount		$ 139,680					152,285	0
Debt Instrument, Convertible, Conversion Price		$ 0.0709
Conversion of Stock, Amount Converted					636,348	$ 37,032	71,370	0
Gains (Losses) on Extinguishment of Debt, Total			(58,893)	$ 71,147	(58,893)	$ 34,884	375,547	0
Loans from Directors [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	33,259,350
Debt Conversion, Converted Instrument, Amount	$ 27,000
Director [Member]
Related Party Transaction [Line Items]
Loans From Related Party			54,005		54,005		79,416	161,975
Debt Conversion, Converted Instrument, Shares Issued	17,654,470
Debt Conversion, Converted Instrument, Amount	$ 14,000
Director [Member] | Loans from Directors [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 41,000
Debt Instrument, Convertible, Conversion Price	$ 0.0025
Conversion of Stock, Amount Converted	$ 127,284
Gains (Losses) on Extinguishment of Debt, Total	$ 86,455
Two Directors [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current			$ 33,471		$ 33,471		$ 35,108	$ 60,350